Other Investments - Components of other investments (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Investments [Line Items]
Other investments	$ 1,453,890	$ 1,433,057	$ 1,248,439
Hedge funds
Other Investments [Line Items]
Other investments		544,070	640,847
Arbitrage
Other Investments [Line Items]
Other investments		205,117	179,821
Directional
Other Investments [Line Items]
Other investments		276,277	336,082
Event driven
Other Investments [Line Items]
Other investments		5,427	56,238
Multi-style
Other Investments [Line Items]
Other investments		57,249	68,706
Private investment funds
Other Investments [Line Items]
Other investments		244,576	129,243
Overseas deposits
Other Investments [Line Items]
Other investments		479,187	92,223
Structured transactions
Other Investments [Line Items]
Other investments		138,608	350,563
Other
Other Investments [Line Items]
Other investments		$ 26,616	$ 35,563